GOF SA2 01/25

FRANKLIN ETF TRUST
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED JANUARY 23, 2025
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
OF EACH FUND LISTED IN SCHEDULE A

Effective January 23, 2025, the SAI of each fund listed in Schedule A, is amended as follows:

1. The following address replaces all references to P.O. Box 997151 Sacramento, CA 95899-7151 in each fund’s SAI.

P.O. Box 33030 St. Petersburg, FL 33733

SCHEDULE A

Fund	Date of SAI
FRANKLIN ETF TRUST
Franklin Short Duration U.S. Government ETF	August 1, 2024

FRANKLIN TEMPLETON ETF TRUST
BrandywineGLOBAL - Dynamic US Large Cap Value ETF	August 1, 2024
BrandywineGLOBAL - U.S. Fixed Income ETF	August 1, 2024
ClearBridge Sustainable Infrastructure ETF	August 1, 2024
Franklin Disruptive Commerce ETF	August 1, 2024
Franklin Dynamic Municipal Bond ETF	August 1, 2024
Franklin Emerging Market Core Dividend Tilt Index ETF	August 1, 2024
Franklin Exponential Data ETF	August 1, 2024
Franklin Focused Growth ETF	August 1, 2024
Franklin FTSE Asia Ex Japan ETF	August 1, 2024
Franklin FTSE Australia ETF	August 1, 2024
Franklin FTSE Brazil ETF	August 1, 2024
Franklin FTSE Canada ETF	August 1, 2024
Franklin FTSE China ETF	August 1, 2024
Franklin FTSE Europe ETF	August 1, 2024
Franklin FTSE Eurozone ETF	August 1, 2024
Franklin FTSE Germany ETF	August 1, 2024
Franklin FTSE Hong Kong ETF	August 1, 2024
Franklin FTSE India ETF	August 1, 2024
Franklin FTSE Japan ETF	August 1, 2024

Fund	Date of SAI
Franklin FTSE Japan Hedged ETF	August 1, 2024
Franklin FTSE Latin America ETF	August 1, 2024
Franklin FTSE Mexico ETF	August 1, 2024
Franklin FTSE Russia ETF	August 1, 2024
Franklin FTSE Saudi Arabia ETF	August 1, 2024
Franklin FTSE South Korea ETF	August 1, 2024
Franklin FTSE Switzerland ETF	August 1, 2024
Franklin FTSE Taiwan ETF	August 1, 2024
Franklin FTSE United Kingdom ETF	August 1, 2024
Franklin Genomic Advancements ETF	August 1, 2024
Franklin High Yield Corporate ETF	August 1, 2024
Franklin Income Equity Focus ETF	August 1, 2024
Franklin Intelligent Machines ETF	August 1, 2024
Franklin International Aggregate Bond ETF	August 1, 2024
Franklin International Core Dividend Tilt Index ETF	August 1, 2024
Franklin Investment Grade Corporate ETF	August 1, 2024
Franklin Municipal Green Bond ETF	August 1, 2024
Franklin Senior Loan ETF	August 1, 2024
Franklin Systematic Style Premia ETF	August 1, 2024
Franklin U.S. Core Bond ETF	August 1, 2024
Franklin U.S. Core Dividend Tilt Index ETF	August 1, 2024
Franklin U.S. Equity Index ETF	August 1, 2024
Franklin U.S. Large Cap Multifactor Index ETF	August 1, 2024
Franklin U.S. Mid Cap Multifactor Index ETF	August 1, 2024
Franklin U.S. Small Cap Multifactor Index ETF	August 1, 2024
Franklin U.S. Treasury Bond ETF	August 1, 2024
Franklin Ultra Short Bond ETF	August 1, 2024
Martin Currie Sustainable International Equity ETF	August 1, 2024
Western Asset Bond ETF	August 1, 2024

Please retain this supplement for future reference.